Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) - Commodity Price Risk [Member] $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Crude Oil Contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Commodity Price
Sensitivity Range	± US$5.00 per barrel Applied to WTI and Condensate Hedges
Increase	$ (47)
Decrease	$ 47
Crude oil differential contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Differential Price
Sensitivity Range	± US$2.50 per barrel Applied to Differential Hedges Tied to Production
Increase	$ (1)
Decrease	$ 1